Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash Flows from Operating Activities:
Net (loss) income	$ (1,105,729)	$ 150,785
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	368,516	314,344
Amortization	14,814	47,914
Credit loss (recovery) expenses	(335,966)	4,818
Bad debt (recovery) expenses	(130,103)
Deferred tax benefits	(201,535)	(85,255)
Gains on disposal of fixed assets	(28)	(1,448)
Foreign currency transaction losses (gains)	190,479	(235,965)
Changes in operating assets and liabilities:
Accounts receivable	5,838,880	444,870
Notes receivable	(1,253,245)	(71,521)
Inventories	(4,029,542)	(5,236,578)
Advances to suppliers	(1,190,001)	(1,175,868)
Advances to suppliers – related parties		671,612
Other receivables	(1,198,472)	(499,423)
Other noncurrent assets	3,424	19,628
Accounts payable	(1,276,326)	(1,050,993)
Accounts payable - related parties	(470)
Accrued expenses and other current liabilities	(302,819)	(113,772)
Notes payable	(173,436)	(4,439,896)
Advances from customers	777,993	1,102,089
Advances from customers – related parties	13,090	15,207
Taxes payable	(306,430)	(759,942)
Net cash used in operating activities	(4,296,906)	(10,899,394)
Cash Flows from Investing Activities:
Placement of time deposits	(367,923)
Redemption of time deposits	149,812
Purchases of property, plant and equipment	(435,103)	(75,244)
Proceeds from disposition of property, plant and equipment	884	14,686
Acquisition of CIP	(4,405,517)	(2,954,766)
Net cash used in investing activities	(5,057,847)	(3,015,324)
Cash Flows from Financing Activities:
Contribution from non-controlling shareholders	80,622
Dividends to shareholders	(2,898)
Proceeds from short-term borrowings	5,851,017	2,501,762
Repayments on short-term borrowings	(4,188,771)	(1,212,915)
Proceeds from long-term borrowings	8,980,032	2,765,946
Repayments on long-term borrowings	(1,747,049)
Proceeds from share issuance, net of offering costs
Repayments to related parties	(259,459)	(48,404)
Net cash provided by financing activities	8,713,494	4,006,389
Effect of exchange rate changes on cash and cash equivalents and restricted cash	102,164	(469,071)
Net decrease in cash and cash equivalents and restricted cash	(539,095)	(10,377,400)
Cash and cash equivalents and restricted cash at the beginning of period	9,625,245	22,528,945
Cash and cash equivalents and restricted cash at the end of period	9,086,150	12,151,545
Reconciliation of cash and cash equivalents and restricted cash to the Consolidated Balance Sheet
Cash and cash equivalents	2,259,613	9,205,552
Restricted cash	6,826,537	2,945,993
Total cash and cash equivalents and restricted cash at the end of period	9,086,150	12,151,545
Supplemental disclosures of cash flows information:
Cash paid for income taxes		340,560
Cash paid for interest	185,633	53,631
Supplemental schedule of noncash investing and financing activities:
Aquisition of property, plant, and equipment and CIP included in accounts payable	$ 973,985